Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	16.57%	18.81%	17.98%	(17.27%)	28.01%
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.53%	1.20%	4.22%	(12.65%)
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Annual Return [Percent]	26.97%	5.27%	9.81%
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Annual Return [Percent]	10.22%
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Annual Return [Percent]	12.19%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	57.44%	19.92%	12.50%	(19.80%)
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	9.19%	20.55%	11.12%	(18.81%)	21.33%	(3.39%)
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Annual Return [Percent]	10.62%	10.47%	13.07%	(18.71%)	9.32%	12.46%	16.98%